Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Deferred tax assets valuation allowance	$ 0	$ 0
Net taxes payable	311,800,000	10,900,000
Provision for income taxes	1,001,300,000	200,600,000	$ 859,100,000
Unrecognized Tax Benefits	0	0
Interest and Penalties
Income Taxes [Line Items]
Provision for income taxes	$ 200,000	$ 100,000	$ 100,000